Restricted Cash and Cash Equivalents Disclosure of Detailed Information About Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted cash and cash equivalents [Abstract]
Restricted cash and cash equivalents	$ 16	$ 15